Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term employee benefits	$ 1,387	$ 1,452
Termination benefits	167	192
Post-employment benefits	12,620	11,246
Total	14,174	12,890
Current	2,198	2,215
Non-current	$ 11,976	$ 10,675